CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the period	£ 3,865		£ 1,368		£ 19
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	604		(530)		668
Tax	(323)		129		(154)
Remeasurements after tax	281		(401)		514
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	40		12		(62)
Tax	1		(16)		0
Fair value, net of tax	41		(4)		(62)
Gains and losses attributable to own credit risk:
Losses before tax	(48)		(72)		(3)
Tax	22		19		1
Gains and (losses) net of tax	(26)		(53)		(2)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	36		67		(21)
Income statement transfers in respect of disposals	(15)		(12)		(137)
Income statement transfers in respect of impairment	(2)		(1)		6
Tax	7		31		43
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	26		85		(109)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,153)		(160)		890
Net income statement transfers	(296)		(273)		(223)
Tax	372		100		(209)
Cash flow hedging reserve	(1,077)		(333)		458
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(23)		(24)		28
Transfers to income statement (tax: £nil)	0		13		0
Currency translation differences (tax: £nil)	(23)		(11)		28
Other comprehensive income for the period, net of tax	(778)		(717)		827
Total comprehensive income for the period	3,087	[1]	651	[2]	846	[3]
Total comprehensive income attributable to ordinary shareholders	2,833		382		593
Total comprehensive income attributable to other equity holders	213		219		234
Total comprehensive income attributable to equity holders	3,046		601		827
Total comprehensive income attributable to non-controlling interests	£ 41		£ 50		£ 19

[1]	Total comprehensive income attributable to owners of the parent was £3,046 million
[2]	Total comprehensive income attributable to owners of the parent was £601 million.
[3]	Total comprehensive income attributable to owners of the parent was £827 million